Related Parties - Summary of Transaction with Entity Providing Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Key management personnel services	$ 7	$ 7	$ 7
Consultancy services	$ 25	$ 20	$ 16